UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22774
Reporting Period: 07/01/2018 - 06/30/2019
BlackRock Multi-Sector Income Trust

===================== BlackRock Multi-Sector Income Trust ======================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U718
Meeting Date: NOV 21, 2018   Meeting Type: Special
Record Date:  SEP 24, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Bruce R. Bond            For       For          Management
1a.2  Elect Director Susan J. Carter          For       For          Management
1a.3  Elect Director Collette Chilton         For       For          Management
1a.4  Elect Director Neil A. Cotty            For       For          Management
1a.5  Elect Director Robert Fairbairn         For       For          Management
1a.6  Elect Director Lena G. Goldberg         For       For          Management
1a.7  Elect Director Robert M. Hernandez      For       For          Management
1a.8  Elect Director Henry R. Keizer          For       For          Management
1a.9  Elect Director Cynthia A. Montgomery    For       For          Management
1a.10 Elect Director Donald C. Opatrny        For       For          Management
1a.11 Elect Director John M. Perlowski        For       For          Management
1a.12 Elect Director Joseph P. Platt          For       For          Management
1a.13 Elect Director Mark Stalnecker          For       For          Management
1a.14 Elect Director Kenneth L. Urish         For       For          Management
1a.15 Elect Director Claire A. Walton         For       For          Management

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UNITED TECHNOLOGIES CORPORATION

Ticker:       UTX            Security ID:  913017109
Meeting Date: APR 29, 2019   Meeting Type: Annual
Record Date:  FEB 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Lloyd J. Austin, III     For       For          Management
1b    Elect Director Diane M. Bryant          For       For          Management
1c    Elect Director John V. Faraci           For       For          Management
1d    Elect Director Jean-Pierre Garnier      For       For          Management
1e    Elect Director Gregory J. Hayes         For       For          Management
1f    Elect Director Christopher J. Kearney   For       For          Management
1g    Elect Director Ellen J. Kullman         For       For          Management
1h    Elect Director Marshall O. Larsen       For       For          Management
1i    Elect Director Harold W. McGraw, III    For       For          Management
1j    Elect Director Margaret L. O'Sullivan   For       For          Management
1k    Elect Director Denise L. Ramos          For       For          Management
1l    Elect Director Fredric G. Reynolds      For       For          Management
1m    Elect Director Brian C. Rogers          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditor
4     Eliminate Supermajority Vote            For       For          Management
      Requirement to Approve Certain
      Business Combinations
5     Ratify The Reduced Ownership Threshold  For       For          Management
      to Call a Special Meeting

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Income Trust

Date:	August 29, 2019